CLOSURE AND RECLAMATION PROVISIONS (Schedule of Estimates Used in Closure and Rehabilitation Provisions) (Details) - Provision for decommissioning, restoration and rehabilitation costs $ in Thousands	Dec. 31, 2024 USD ($)
CLOSURE AND RECLAMATION PROVISIONS
Undiscounted uninflated estimated cash flows	$ 83,638
Caylloma
CLOSURE AND RECLAMATION PROVISIONS
Undiscounted uninflated estimated cash flows	$ 18,087
Discount rate	6.12%
Inflation rate	3.20%
San Jose
CLOSURE AND RECLAMATION PROVISIONS
Undiscounted uninflated estimated cash flows	$ 16,917
Discount rate	10.42%
Inflation rate	4.34%
Lindero
CLOSURE AND RECLAMATION PROVISIONS
Undiscounted uninflated estimated cash flows	$ 16,616
Discount rate	4.86%
Inflation rate	2.63%
Yaramoko
CLOSURE AND RECLAMATION PROVISIONS
Undiscounted uninflated estimated cash flows	$ 15,127
Discount rate	3.66%
Inflation rate	2.45%
Seguela
CLOSURE AND RECLAMATION PROVISIONS
Undiscounted uninflated estimated cash flows	$ 16,891
Discount rate	3.81%
Inflation rate	2.19%